Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory, Net [Abstract]
Natural gas liquids, olefins, and natural gas in underground storage	$ 150	$ 111
Materials, supplies, and other	81	83
Inventories, Total	$ 231	$ 194